Income and expenses - Income taxes - Deferred tax Narrative (Detail) - Increase decrease deferred tax and unused tax losses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Belgian Patent Income Deduction percentage	80.00%
Innovation income deduction %	85.00%
Unused tax loss carry-forward, tax credits and other	€ 69,031	€ 37,440	€ 25,285
Unused tax loss carry-forward, tax credits and other (MAT NV)	44,600	25,172	15,592
Tax losses, notional interest deduction and other tax benefits		€ 0	€ 0
Deferred tax liabilities	6,805
Deferred tax in OCI	104
Deferred tax in P&L	€ 945